SHARE-BASED PAYMENTS, Share incentive plan (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended					12 Months Ended
	Dec. 31, 2022 CNY (¥) shares	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($) $ / shares	Oct. 31, 2020 CNY (¥)	Jan. 31, 2019 shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2022 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses						¥ 13,044	$ 1,891	¥ 15,175	¥ 79,891
Exercise of share-based awards (Note 15) (in shares)						9,720	9,720		0
Fair value of share options vested						¥ 21,206	$ 3,075	¥ 15,725	¥ 49,835
Weighted-average grant-date fair value of options granted ($ per share) | $ / shares							$ 0.36			$ 1.58
Unrecognized share-based compensation expense	¥ 17,317					¥ 17,317					$ 2,511
Weighted-average vesting period						2 years 2 months 8 days	2 years 2 months 8 days
Number of options, Granted						4,868,000	4,868,000	0
IPO Performance condition awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses | ¥				¥ 73,378
Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares reserved					19,684,555
Contractual term					10 years
Annual increase of shares on total number of issued and outstanding shares on the last day of the immediately preceding fiscal year (in percent)					2.00%
Minimum exercises price of shares granted for which modification applied | $ / shares			$ 0.2
Exercise price of shares as a result of modification | $ / shares			$ 0.2
Total incremental cost		¥ 4,022	$ 583
Incremental cost recognized		¥ 1,900	$ 275
Number of options, Granted	4,868,000
Vesting period (in years)	4 years
Vesting period	immediate